Going concern	12 Months Ended
Sep. 30, 2014
Going Concern [Abstract]
Going Concern [Text Block]

Note 3 –Going concern

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which contemplate continuation of our Company as a going concern. Since inception, we have reported net losses, including losses of $3,831,809 and $2,385,899 during the years ended September 30, 2014 and 2013, respectively, and we expect losses to continue in the near future as we grow our operations. At September 30, 2014, we have a working capital deficit of $1,132,228, and an accumulated deficit of $62,367,631. Net cash used by operating activities was $ 2,513,568 and $745,966 during the years ended September 30, 2014 and 2013, respectively. We have funded our operations through sales of our common and preferred stock, and short-term borrowings. In this regard, during the year ended September 30, 2014, we raised a net amount of $2,954,488 from our financing activities. These factors raise substantial doubt about our ability to continue as a going concern.

We require additional financing to execute our business strategy and to satisfy our near-term working capital requirements. Our operating expenses will use a significant amount of our cash resources. Our management intends to raise additional financing to fund future operations and to provide additional working capital to further fund our growth. There is no assurance that such financing will be obtained in sufficient amounts necessary or on terms favorable or acceptable to us to meet our needs. In the event that we cannot obtain additional funds, on a timely basis or our operations do not generate sufficient cash flow, we may be forced to curtail our development or cease our activities.

The accompanying consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or amounts and classifications of liabilities that may result from the outcome of this uncertainty.